Other accrued liabilities (10K) (Tables)	12 Months Ended
Dec. 31, 2014
Payables and Accruals [Abstract]
Schedule of other accrued liabilities	The Company had the following other accrued liabilities at December 31:
	2014	2013
Accrued professional services	$8	$8
Rents	44	35
Management fees	280	180
Other	6	9
Total	$338	$232